ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 27, 2014
Receivables [Abstract]
Schedule of Activity in the Allowance for Doubtful Accounts
The activity in the allowance for doubtful accounts consisted of the following (in thousands):

Balance at December 27, 2013	Charged to Expense	Deductions(1)	Balance at June 27, 2014
$3,595	$1,550	$(612)	$4,533
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(1)	Accounts receivable previously charged to expense, written-off as uncollectible, net of recoveries.